Subsequent Events (Details) - USD ($)	Nov. 02, 2021	Nov. 01, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2020
Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Class B Common Stock
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Events [Member]
Subsequent Event [Line Items]
Fee Payable On Proposed Business Combination		$ 3,850,000
Subsequent Events [Member] | Forward Purchase Agreement
Subsequent Event [Line Items]
Number of shares issued and purchased prior to the effective time of the SilverBox Merger	10,000,000
Aggregate purchase price	$ 100,000,000
Subsequent Events [Member] | PubCo
Subsequent Event [Line Items]
Right to receive PubCo's shares for each share of Merger Sub 1 (in shares)	1
Right to receive PubCo's warrants for each warrant of Merger Sub 1 (in shares)	1
Aggregate purchase price	$ 100,000,000
Subsequent Events [Member] | Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Redemption amount	$ 100,000,000
Subsequent Events [Member] | Class A Common Stock | Merger Sub 1
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Subsequent Events [Member] | Class B Common Stock | PubCo
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Subsequent Events [Member] | Class C Common Stock
Subsequent Event [Line Items]
Number of shares issued and purchased prior to the effective time of the SilverBox Merger	10,000,000
Additional number of shares issued	10,000,000
Subsequent Events [Member] | Class C Common Stock | PubCo
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Subsequent Events [Member] | Class C Common Stock | Merger Sub 1
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001